Investment in HD Supply Holdings, Inc. (Narrative) (Details) - HD Supply Inc [Member] - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Jan. 31, 2010
Schedule of Cost-method Investments [Line Items]
Cost Method Investments, Common Stock Shares Owned	4.1	16.3
Cost Method Investment, Ownership Percentage	2.00%	8.00%
Cost Method Investments, Cost Basis			$ 0
Cost Method Investments, Common Stock Shares Sold	12.2
Interest And Investment Income [Member]
Schedule of Cost-method Investments [Line Items]
Cost Method Investments, Realized Gains	$ 323